Accounts Payable and Accrued Liabilities	6 Months Ended
Sep. 30, 2024
Trade and other current payables [abstract]
Accounts Payable and Accrued Liabilities [Text Block]

11. Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are as follows:

	September 30, 2024	March 31, 2024
Accounts payable	$16,677	$7,466
Accrued liabilities	1,752	1,878
Holdback payable (Note 4)	500	500
Other payable	873	760
Total	$19,802	$10,604

Included in accounts payable is $10.1 million for equipment received during the period ended September 30, 2024, with Net30 terms, that was paid by the Company after the current period ended.